Lease Liabilities and Other (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities and Other [Abstract]
Schedule of Lease Liabilities

The Company’s lease liabilities primarily relate to a drilling contract, vehicles, and office space:

($ thousands)	December 31, 2025	December 31, 2024
Balance, beginning of year	$9,310	$13,724
Additions	3,359	907
Modifications and terminations	(2,913)	-
Interest expense	648	1,613
Payments	(4,299)	(6,934)
Balance, end of year	$6,105	$9,310
Current portion	$3,276	$7,014
Non-current portion	$2,829	$2,296

Schedule of Minimum Lease Payments

The Company’s minimum lease payments are as follows:

($ thousands)	December 31, 2025	December 31, 2024
Within 1 year	$3,457	$7,669
Within 2 to 5 years	1,999	1,901
Later than 5 years	788	825
Minimum lease payments	6,244	10,395
Amounts representing finance charges	(139)	(1,085)
Present value of net minimum lease payments	$6,105	$9,310